Insurance contracts (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Reinsurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	€ 52,206	€ 22,124
Incurred claims and other directly attributable expenses	(169,230)	(165,336)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(18,517)	1,544
Claims and other directly attributable expenses paid		(387,949)
Premium revenue	179,913	583,269
Foreign currency translation and other changes	1,119	(1,446)
Insurance contract receivables (liabilities) at end of period	45,491	52,206
Premium revenue for past performance years	568	9,038
Reinsurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	53,137	23,925
Incurred claims and other directly attributable expenses	(169,404)	(166,161)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(18,517)	1,544
Claims and other directly attributable expenses paid		(387,949)
Premium revenue	179,913	583,269
Foreign currency translation and other changes	1,139	(1,491)
Insurance contract receivables (liabilities) at end of period	46,268	53,137
Reinsurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(931)	(1,801)
Incurred claims and other directly attributable expenses	174	825
Foreign currency translation and other changes	(20)	45
Insurance contract receivables (liabilities) at end of period	(777)	(931)
Insurance contracts
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	26,836	20,415
Incurred claims and other directly attributable expenses	(193,095)	(209,198)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(2,891)	(2,666)
Claims and other directly attributable expenses paid		(423,377)
Premium revenue	205,750	642,529
Foreign currency translation and other changes	636	(867)
Insurance contract receivables (liabilities) at end of period	37,236	26,836
Premium revenue for past performance years	3,303	7,696
Insurance contracts | Present value of future cash flows
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	27,389	20,669
Incurred claims and other directly attributable expenses	(193,179)	(208,884)
Changes that relate to past service - changes in the fulfillment cash-flows relating to LIC	(2,891)	(2,666)
Claims and other directly attributable expenses paid		(423,377)
Premium revenue	205,750	642,529
Foreign currency translation and other changes	648	(882)
Insurance contract receivables (liabilities) at end of period	37,717	27,389
Insurance contracts | Risk adjustment for non-financial risk
Insurance and reinsurance contracts
Insurance contract receivables (liabilities) at beginning of period	(553)	(254)
Incurred claims and other directly attributable expenses	84	(314)
Foreign currency translation and other changes	(12)	15
Insurance contract receivables (liabilities) at end of period	€ (481)	€ (553)